Investments Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available-for-sale equity securities	$ 129,413,000	$ 136,023,000
Proceeds from redemptions of securities available for sale	108,595,000	92,398,000	27,492,000
Purchases of securities available for sale	91,866,000	58,284,000	73,192,000
Trading Securities	58,300,000	55,000,000
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Trading Securities	36,500,000	28,400,000
Stocks of large U.S. and international companies [Member]
Schedule of Investments [Line Items]
Trading Securities	17,000,000	13,900,000
Consolidated feeder fund investment in offshore master investment fund [Member]
Schedule of Investments [Line Items]
Trading Securities	$ 2,500,000	$ 12,100,000